LEASE LIABILITY AND RIGHT OF USE ASSET	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LEASE LIABILITY AND RIGHT OF USE ASSET

17. LEASE LIABILITY AND RIGHT OF USE ASSET

The Company leased a corporate office in New York, NY under a lease agreement dated December 1, 2017, which expired on June 30, 2023. A summary of the changes in the right-of-use asset (in thousands) for the years ended December 31, 2023, and December 31, 2022 is as follows:

Right-of-Use Asset
Cost
Balance at December 31, 2021	502
Additions	107
Balance at December 31, 2022	609
Additions (Adjustment)	(69)
Balance at December 31, 2023	540
Accumulated Depreciation	-
Balance at December 31, 2021	393
Acquired Depreciation	59
Depreciation	84
Balance at December 31, 2022	536
Depreciation (Adjustment)	(12)
Depreciation	16
Balance at December 31, 2023	540

Carrying Amounts
Balance at December 31, 2022	73
Balance at December 31, 2023	-

As of December 31, 2023, there is no lease liability remaining in respect to the corporate office in New York, NY. A summary of the changes in the lease liability (in thousands) during the years ended December 31, 2023 and December 31, 2022 is as follows:

	December 31, 2023	December 31, 2022
Maturity analysis – contractual undiscounted cash flows
Less than one year	-	96
One year to five years	-	-
More than five years	-	-
Total undiscounted lease liabilities	-	96
Lease liabilities included in the balance sheet	-	96
Current	-	96
Non-current	-	-

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022